Income tax expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Standard tax rate applicable in France	25.80%	25.80%	28.40%
Difference between the standard French tax rate and the rates applicable to the Sanofi	(13.60%)	(6.50%)	(9.50%)
Revisions to tax exposures and settlements of tax disputes	2.70%	(0.80%)	1.00%
Probable reversal of temporary differences on investments in Consumer Healthcare subsidiaries	5.10%	0.00%	0.00%
Fair value remeasurement of contingent consideration	0.10%	(0.20%)	0.00%
Other items	2.30%	0.90%	0.10%
Effective tax rate	22.40%	19.20%	20.00%